Accrued Expenses (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses
	December 31, 2018	September 30, 2018
License fees	$65,000	$65,000
Legal services	848,708	833,470
Accrued issuance costs	229,201	204,000
Accrued payroll	316,350	276,639
Advances	40,000	—
Other	241,634	211,913
	$1,740,893	$1,591,022

	2018	2017
Accrued license fees	$65,000	$120,000
Legal costs	833,470	553,037
Accrued issuance costs	204,000	28,083
Accrued payroll	276,639	223,195
Advances	—	50,000
Other	211,913	47,302
	$1,591,022	$1,021,617